STOCK OPTIONS (Tables)	12 Months Ended
Mar. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
These options at their respective grant dates were valued using the Black-Scholes option pricing model with the following key assumptions:

	Expected life in	Risk	Dividend	Forfeiture	Expected	Grant date fair
Grant date	years	free rate	rate	rate	volatility	value
February 17, 2015	4	1.59%	0%	0%	114%	$136,613
July 1, 2014	3.35	1.59%	0%	0%	114%	$1,259,487
June 20, 2014	5.32	1.59%	0%	0%	114%	$118,957
April 11, 2014	3.14	1.59%	0%	0%	114%	$230,930
November 24, 2015	6.00	1.59%	0%	0%	114%	$694,384
December 14, 2015	6.00	1.59%	0%	0%	114%	$1,260,437
April 21, 2016	8.50	1.59%	0%	0%	114%	$2,582,890
April 26, 2016	8.50	1.59%	0%	0%	114%	$213,750
August 8, 2016	6.30	1.59%	0%	0%	114%	$652,068
February 6, 2017	6.86	1.59%	0%	0%	114%	$245,200
February 13, 2017	6.86	1.59%	0%	0%	114%	$148,750

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted-Average
	Number of Options	Exercise Price ($)
Outstanding, March 31, 2016	6,604,880	0.57
Issued	4,650,000	0.54
Exercised	(110,096)	0.17
Expired	(1,037,047)	0.27
Cancelled	(204,087)	0.55
Outstanding, March 31, 2017	9,903,650	0.59

Share-based Compensation, Performance Shares Award Outstanding Activity [Table Text Block]
The following is a summary of stock options outstanding and exercisable as of March 31, 2017:

Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
0.165	264,230	April 1, 2021	264,230
0.23	97,514	June 20, 2021	97,514
0.23	1,981,728	July 1, 2021	1,981,728
0.23	204,471	February 17, 2022	204,471
1.22	400,000	November 24, 2022	133,333
1.00	2,400,000	December 14, 2022	809,994
0.95	111,937	March 28, 2023	111,937
1.05	433,027	March 28, 2023	433,027
1.00	250,000	April 26, 2023	-
1.00	750,000	August 8, 2023	-
0.70	400,000	February 6, 2024	-
0.68	250,000	February 13, 2024	-
0.95	31,620	March 3, 2024	31,620
1.05	122,324	March 3, 2024	122,324
0.95	15,810	March 14, 2024	15,810
1.05	61,162	March 14, 2024	61,162
0.95	82,213	September 30, 2024	82,213
1.05	318,042	September 30, 2024	318,042
0.95	7,431	June 2, 2025	7,431
1.05	28,747	June 2, 2025	28,747
0.25	906,077	July 28, 2025	906,077
0.95	671,859	July 29, 2025	671,859
0.25	66,298	December 30, 2025	53,909
0.95	49,160	December 30, 2025	27,261
	9,903,650		6,362,689